Distribution Date:	08/11/23	COMM 2018-COR3 Mortgage Trust
Determination Date:	08/07/23
Next Distribution Date:	09/12/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-COR3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Directing Certificateholder	LoanCore Capital Markets LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595VAA5	3.098000%	11,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595VAB3	4.181000%	17,303,000.00	16,733,747.56	274,492.33	58,303.17	0.00	0.00	332,795.50	16,459,255.23	30.38%	30.00%
A-2	12595VAC1	3.961000%	303,000,000.00	302,983,364.20	73.34	1,000,097.59	0.00	0.00	1,000,170.93	302,983,290.86	30.38%	30.00%
A-3	12595VAD9	4.228000%	372,251,000.00	372,251,000.00	0.00	1,311,564.36	0.00	0.00	1,311,564.36	372,251,000.00	30.38%	30.00%
A-M	12595VAF4	4.492647%	56,593,000.00	56,593,000.00	0.00	211,876.99	0.00	0.00	211,876.99	56,593,000.00	24.68%	24.38%
B	12595VAG2	4.663897%	51,561,000.00	51,561,000.00	0.00	200,396.01	0.00	0.00	200,396.01	51,561,000.00	19.49%	19.25%
C	12595VAH0	4.711397%	49,047,000.00	49,047,000.00	0.00	192,566.59	0.00	0.00	192,566.59	49,047,000.00	14.56%	14.38%
D	12595VAN7	2.961397%	47,300,000.00	47,300,000.00	0.00	116,728.41	0.00	0.00	116,728.41	47,300,000.00	9.80%	9.67%
E-RR	12595VAQ0	4.711397%	11,807,000.00	11,807,000.00	0.00	46,356.22	0.00	0.00	46,356.22	11,807,000.00	8.61%	8.50%
F-RR	12595VAS6	4.711397%	20,122,000.00	20,122,000.00	0.00	79,002.28	0.00	0.00	79,002.28	20,122,000.00	6.58%	6.50%
G-RR	12595VAU1	4.711397%	18,864,000.00	18,864,000.00	0.00	74,063.17	0.00	0.00	74,063.17	18,864,000.00	4.68%	4.63%
H-RR	12595VAW7	4.711397%	46,531,811.00	46,531,811.00	0.00	91,217.81	0.00	0.00	91,217.81	46,531,811.00	0.00%	0.00%
S	12595VAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595VBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,006,082,811.00	993,793,922.76	274,565.67	3,382,172.60	0.00	0.00	3,656,738.27	993,519,357.09

X-A	12595VAE7	0.572509%	760,850,000.00	748,561,111.76	0.00	357,131.89	0.00	0.00	357,131.89	748,286,546.09
X-B	12595VAJ6	0.047500%	51,561,000.00	51,561,000.00	0.00	2,040.96	0.00	0.00	2,040.96	51,561,000.00
X-D	12595VAL1	1.750000%	47,300,000.00	47,300,000.00	0.00	68,979.17	0.00	0.00	68,979.17	47,300,000.00
Notional SubTotal			859,711,000.00	847,422,111.76	0.00	428,152.02	0.00	0.00	428,152.02	847,147,546.09

Deal Distribution Total					274,565.67	3,810,324.62	0.00	0.00	4,084,890.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595VAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595VAB3	967.10093972	15.86385771	3.36954112	0.00000000	0.00000000	0.00000000	0.00000000	19.23339883	951.23708201
A-2	12595VAC1	999.94509637	0.00024205	3.30065211	0.00000000	0.00000000	0.00000000	0.00000000	3.30089416	999.94485432
A-3	12595VAD9	1,000.00000000	0.00000000	3.52333334	0.00000000	0.00000000	0.00000000	0.00000000	3.52333334	1,000.00000000
A-M	12595VAF4	1,000.00000000	0.00000000	3.74387274	0.00000000	0.00000000	0.00000000	0.00000000	3.74387274	1,000.00000000
B	12595VAG2	1,000.00000000	0.00000000	3.88658114	0.00000000	0.00000000	0.00000000	0.00000000	3.88658114	1,000.00000000
C	12595VAH0	1,000.00000000	0.00000000	3.92616450	0.00000000	0.00000000	0.00000000	0.00000000	3.92616450	1,000.00000000
D	12595VAN7	1,000.00000000	0.00000000	2.46783108	0.00000000	0.00000000	0.00000000	0.00000000	2.46783108	1,000.00000000
E-RR	12595VAQ0	1,000.00000000	0.00000000	3.92616414	0.00000000	0.00000000	0.00000000	0.00000000	3.92616414	1,000.00000000
F-RR	12595VAS6	1,000.00000000	0.00000000	3.92616440	0.00000000	0.00000000	0.00000000	0.00000000	3.92616440	1,000.00000000
G-RR	12595VAU1	1,000.00000000	0.00000000	3.92616465	0.00000000	0.00000000	0.00000000	0.00000000	3.92616465	1,000.00000000
H-RR	12595VAW7	1,000.00000000	0.00000000	1.96033226	1.96583215	43.23551602	0.00000000	0.00000000	1.96033226	1,000.00000000
S	12595VAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595VBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595VAE7	983.84847442	0.00000000	0.46938541	0.00000000	0.00000000	0.00000000	0.00000000	0.46938541	983.48760740
X-B	12595VAJ6	1,000.00000000	0.00000000	0.03958341	0.00000000	0.00000000	0.00000000	0.00000000	0.03958341	1,000.00000000
X-D	12595VAL1	1,000.00000000	0.00000000	1.45833340	0.00000000	0.00000000	0.00000000	0.00000000	1.45833340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	58,303.17	0.00	58,303.17	0.00	0.00	0.00	58,303.17	0.00
A-2	07/01/23 - 07/30/23	30	0.00	1,000,097.59	0.00	1,000,097.59	0.00	0.00	0.00	1,000,097.59	0.00
A-3	07/01/23 - 07/30/23	30	0.00	1,311,564.36	0.00	1,311,564.36	0.00	0.00	0.00	1,311,564.36	0.00
X-A	07/01/23 - 07/30/23	30	0.00	357,131.89	0.00	357,131.89	0.00	0.00	0.00	357,131.89	0.00
X-B	07/01/23 - 07/30/23	30	0.00	2,040.96	0.00	2,040.96	0.00	0.00	0.00	2,040.96	0.00
X-D	07/01/23 - 07/30/23	30	0.00	68,979.17	0.00	68,979.17	0.00	0.00	0.00	68,979.17	0.00
A-M	07/01/23 - 07/30/23	30	0.00	211,876.99	0.00	211,876.99	0.00	0.00	0.00	211,876.99	0.00
B	07/01/23 - 07/30/23	30	0.00	200,396.01	0.00	200,396.01	0.00	0.00	0.00	200,396.01	0.00
C	07/01/23 - 07/30/23	30	0.00	192,566.59	0.00	192,566.59	0.00	0.00	0.00	192,566.59	0.00
D	07/01/23 - 07/30/23	30	0.00	116,728.41	0.00	116,728.41	0.00	0.00	0.00	116,728.41	0.00
E-RR	07/01/23 - 07/30/23	30	0.00	46,356.22	0.00	46,356.22	0.00	0.00	0.00	46,356.22	0.00
F-RR	07/01/23 - 07/30/23	30	0.00	79,002.28	0.00	79,002.28	0.00	0.00	0.00	79,002.28	0.00
G-RR	07/01/23 - 07/30/23	30	0.00	74,063.17	0.00	74,063.17	0.00	0.00	0.00	74,063.17	0.00
H-RR	07/01/23 - 07/30/23	30	1,920,353.13	182,691.54	0.00	182,691.54	91,473.73	0.00	0.00	91,217.81	2,011,826.86
Totals			1,920,353.13	3,901,798.35	0.00	3,901,798.35	91,473.73	0.00	0.00	3,810,324.62	2,011,826.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,084,890.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,914,868.74	Master Servicing Fee	4,845.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,990.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.88
ARD Interest	0.00	Operating Advisor Fee	1,806.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,914,868.74	Total Fees	13,070.41

Principal		Expenses/Reimbursements
Scheduled Principal	274,565.67	Reimbursement for Interest on Advances	2,348.83
Unscheduled Principal Collections		ASER Amount	68,837.21
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,967.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	319.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	274,565.67	Total Expenses/Reimbursements	91,473.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,810,324.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	274,565.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,084,890.29
Total Funds Collected	4,189,434.41	Total Funds Distributed	4,189,434.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	993,793,923.16	993,793,923.16	Beginning Certificate Balance	993,793,922.76
(-) Scheduled Principal Collections	274,565.67	274,565.67	(-) Principal Distributions	274,565.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	993,519,357.49	993,519,357.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	993,817,150.86	993,817,150.86	Ending Certificate Balance	993,519,357.09
Ending Actual Collateral Balance	993,519,357.49	993,519,357.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP
	7,499,999 or less	8	44,191,558.65	4.45%	55	4.5859	1.687719	1.44 or less	16	404,715,189.38	40.74%	52	4.7675	0.288452
7,500,000 to 14,999,999		13	144,199,978.50	14.51%	54	4.7989	2.158823	1.45 to 1.49	1	10,047,025.98	1.01%	54	5.3180	1.470000
15,000,000 to 24,999,999		9	182,012,330.40	18.32%	52	4.4964	1.134248	1.50 to 1.74	9	205,297,162.29	20.66%	54	4.6749	1.635539
25,000,000 to 49,999,999		7	261,780,883.57	26.35%	52	4.7241	0.971490	1.75 to 1.99	5	68,910,617.21	6.94%	53	4.5930	1.798031
	50,000,000 or greater	6	342,950,000.00	34.52%	54	4.3757	1.855409	2.00 to 2.49	4	46,692,275.73	4.70%	53	4.5829	2.152173
	Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184	2.50 to 3.49	5	155,022,480.53	15.60%	56	4.2697	2.761598
								3.50 or greater	3	84,450,000.00	8.50%	56	3.7339	4.300503
								Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP
							Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP
California	6	217,850,000.00	21.93%	55	4.3693	2.425584
							Industrial	3	136,499,000.78	13.74%	55	4.3099	2.434465
Florida	5	49,065,392.94	4.94%	53	4.5290	3.428844
							Lodging	6	191,013,250.12	19.23%	49	4.8606	0.625945
Georgia	1	10,047,025.98	1.01%	54	5.3180	1.470000
							Mixed Use	8	189,302,275.73	19.05%	55	4.8500	1.194004
Illinois	2	33,317,500.00	3.35%	54	4.7907	1.879743
							Multi-Family	2	67,035,603.03	6.75%	56	4.6588	1.515920
Michigan	2	13,772,962.11	1.39%	55	5.1007	1.493495
							Office	8	196,408,127.90	19.77%	55	4.2318	2.384670
Minnesota	2	22,372,221.37	2.25%	53	4.3850	1.641969
							Other	3	21,675,000.00	2.18%	50	4.4382	1.740000
Nevada	1	12,692,480.53	1.28%	53	4.9010	2.730000
							Retail	11	173,201,492.80	17.43%	52	4.4796	1.139510
New Jersey	1	6,150,000.00	0.62%	49	4.5540	2.160000
							Totals	44	993,519,357.49	100.00%	53	4.5746	1.518184
New York	13	385,361,262.81	38.79%	55	4.5238	1.301540

North Carolina	1	4,030,000.00	0.41%	56	4.6800	2.710000

Ohio	1	15,026,473.44	1.51%	57	4.9300	1.390000

Pennsylvania	1	26,785,297.49	2.70%	51	4.0560	1.710000

South Carolina	1	11,513,250.12	1.16%	56	5.3200	0.670000

Texas	1	31,980,883.57	3.22%	51	4.7300	1.600000

Washington	3	135,170,000.00	13.61%	47	4.7891	(0.254366)

Totals	44	993,519,357.49	100.00%	53	4.5746	1.518184

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP
	3.9999% or less	1	64,450,000.00	6.49%	56	3.4649	3.950000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	6	168,785,298.25	16.99%	54	4.1351	1.771854	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.4999%	5	98,722,275.73	9.94%	53	4.3670	2.273645	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.7499%	15	288,688,863.57	29.06%	53	4.6381	1.329682	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.9999%	10	222,155,075.36	22.36%	52	4.8689	0.853819	49 months or greater	43	975,134,751.12	98.15%	53	4.5639	1.520777
	5.000% or greater	6	132,333,238.21	13.32%	55	5.1189	0.992327	Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184
	Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP
	114 months or less	43	975,134,751.12	98.15%	53	4.5639	1.520777	Interest Only	3	110,000,000.00	11.07%	57	4.2042	3.025455
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	40	865,134,751.12	87.08%	53	4.6096	1.329460
	Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,384,606.37	1.85%	56	5.1464	NAP			No outstanding loans in this group
Underwriter's Information		1	9,450,000.00	0.95%	49	4.5540	2.160000
	12 months or less	42	965,684,751.12	97.20%	53	4.5640	1.514521
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	993,519,357.49	100.00%	53	4.5746	1.518184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30299836	IN	Brooklyn	NY	Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	08/06/23
1A2	30299864				Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	08/06/23
2	30314477	LO	Seattle	WA	Actual/360	4.840%	166,711.11	0.00	0.00	N/A	06/06/27	--	40,000,000.00	40,000,000.00	08/06/23
2A	30314504				Actual/360	4.840%	158,375.56	0.00	0.00	N/A	06/06/27	--	38,000,000.00	38,000,000.00	08/06/23
3	30314478	MU	Brooklyn	NY	Actual/360	5.066%	285,736.47	0.00	0.00	N/A	02/06/28	--	65,500,000.00	65,500,000.00	08/06/23
4	30314479	OF	Mountain View	CA	Actual/360	3.465%	192,296.03	0.00	0.00	04/06/28	04/06/30	--	64,450,000.00	64,450,000.00	08/06/23
5	30314481	MF	New York	NY	Actual/360	4.633%	251,367.38	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	08/06/23
6	30312998	LO	Seattle	WA	Actual/360	4.740%	204,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	08/06/23
7	30299555	OF	New York	NY	Actual/360	4.505%	162,930.83	0.00	0.00	N/A	03/06/28	--	42,000,000.00	42,000,000.00	03/06/23
7A3	30299557				Actual/360	4.505%	19,396.53	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	03/06/23
8	30314482	RT	New York	NY	Actual/360	4.112%	74,358.67	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
8A	30314518				Actual/360	4.112%	74,358.67	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
9	30314484	MU	Monterey Park	CA	Actual/360	4.845%	166,883.33	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	08/01/23
10	30314486	OF	Redwood City	CA	Actual/360	4.288%	141,420.62	0.00	0.00	N/A	02/06/28	--	38,300,000.00	38,300,000.00	08/06/23
11	30314487	IN	San Antonio	TX	Actual/360	4.730%	130,449.32	46,501.13	0.00	N/A	11/06/27	--	32,027,384.70	31,980,883.57	08/06/23
12	30299721	LO	San Diego	CA	Actual/360	5.100%	138,337.50	0.00	0.00	N/A	04/06/28	--	31,500,000.00	31,500,000.00	08/06/23
13	30314488	RT	Whitehall	PA	Actual/360	4.056%	78,106.98	42,055.37	0.00	N/A	11/01/27	--	22,363,136.60	22,321,081.23	08/01/23
13A2C2	30314489				Actual/360	4.056%	15,621.40	8,411.06	0.00	N/A	11/01/27	--	4,472,628.08	4,464,217.02	08/01/23
14	30314490	RT	Sherman Oaks	CA	Actual/360	4.639%	89,481.16	0.00	0.00	N/A	01/06/28	--	22,400,000.00	22,400,000.00	08/06/23
15	30314491	98	New York	NY	Actual/360	4.438%	82,837.53	0.00	0.00	N/A	10/06/27	--	21,675,000.00	21,675,000.00	08/06/23
16	30314492	MU	San Francisco	CA	Actual/360	4.997%	91,223.01	0.00	0.00	N/A	04/06/28	--	21,200,000.00	21,200,000.00	11/06/22
17	30314493	RT	Palatine	IL	Actual/360	4.836%	84,608.84	0.00	0.00	N/A	12/06/27	--	20,317,500.00	20,317,500.00	08/06/23
18	30314494	MU	Miramar	FL	Actual/360	4.497%	66,192.98	21,179.49	0.00	N/A	12/06/27	--	17,093,455.22	17,072,275.73	08/06/23
19	30314495	RT	Columbus	OH	Actual/360	4.930%	63,890.82	23,383.75	0.00	N/A	05/06/28	--	15,049,857.19	15,026,473.44	08/06/23
20	30314496	MU	Brooklyn	NY	Actual/360	4.800%	59,106.67	0.00	0.00	N/A	04/06/28	--	14,300,000.00	14,300,000.00	08/06/23
21	30314497	MU	Minneapolis	MN	Actual/360	4.290%	52,457.17	0.00	0.00	N/A	04/06/28	--	14,200,000.00	14,200,000.00	08/06/23
22	30314498	OF	Brooklyn	NY	Actual/360	4.930%	55,698.04	0.00	0.00	N/A	04/06/28	--	13,120,000.00	13,120,000.00	08/06/23
23	30314499	MU	Vernon Hills	IL	Actual/360	4.720%	52,837.78	0.00	0.00	N/A	04/06/28	--	13,000,000.00	13,000,000.00	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30314500	OF	Las Vegas	NV	Actual/360	4.901%	53,626.56	14,314.24	0.00	N/A	01/06/28	--	12,706,794.77	12,692,480.53	08/06/23
25	30314501	LO	North Charleston	SC	Actual/360	5.320%	52,820.20	16,748.21	0.00	N/A	04/06/28	--	11,529,998.33	11,513,250.12	08/06/23
26	30314502	OF	Atlanta	GA	Actual/360	5.318%	46,072.18	13,743.29	0.00	N/A	02/06/28	--	10,060,769.27	10,047,025.98	08/06/23
27	30314503	RT	Westland	MI	Actual/360	5.120%	42,983.75	11,978.37	0.00	N/A	03/06/28	--	9,749,337.45	9,737,359.08	08/06/23
28	30299858	LO	Miami Beach	FL	Actual/360	4.586%	39,490.56	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/23
29	30314505	LO	Miami Beach	FL	Actual/360	4.616%	39,748.89	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	08/06/23
30	30314506	Various Various		Various	Actual/360	4.554%	37,058.18	0.00	0.00	N/A	09/06/27	--	9,450,000.00	9,450,000.00	08/06/23
31	30314507	RT	Apple Valley	MN	Actual/360	4.550%	32,075.26	14,303.85	0.00	N/A	09/06/27	--	8,186,525.22	8,172,221.37	08/06/23
32	30314508	RT	Amherst	NY	Actual/360	4.697%	32,273.94	11,794.95	0.00	N/A	09/06/27	--	7,979,436.37	7,967,641.42	08/06/23
33	30314509	RT	Louisville	KY	Actual/360	5.368%	36,751.89	9,129.97	0.00	N/A	04/06/28	--	7,950,747.34	7,941,617.37	08/06/23
34	30314510	OF	Buffalo	NY	Actual/360	4.872%	31,509.02	11,871.12	0.00	N/A	04/01/28	--	7,510,492.51	7,498,621.39	08/01/23
35	30314511	RT	Gainesville	FL	Actual/360	4.414%	28,412.06	0.00	0.00	N/A	01/06/28	--	7,475,000.00	7,475,000.00	08/06/23
36	30314512	RT	Graham	WA	Actual/360	4.577%	28,259.16	0.00	0.00	N/A	04/01/28	--	7,170,000.00	7,170,000.00	08/01/23
37	30314513	RT	Mesa	AZ	Actual/360	4.940%	23,402.81	8,586.83	0.00	N/A	04/06/28	--	5,501,509.20	5,492,922.37	08/06/23
38	30314514	RT	White Lake	MI	Actual/360	5.020%	21,430.99	7,623.42	0.00	N/A	04/06/28	--	4,957,690.05	4,950,066.63	08/06/23
39	30314515	IN	Tampa	FL	Actual/360	4.521%	17,615.74	6,765.08	0.00	N/A	01/06/28	--	4,524,882.29	4,518,117.21	08/06/23
40	30314516	MF	Kalamazoo	MI	Actual/360	5.054%	17,590.04	6,175.54	0.00	N/A	04/06/28	--	4,041,778.57	4,035,603.03	08/06/23
41	30314517	MU	Cary	NC	Actual/360	4.680%	16,240.90	0.00	0.00	N/A	04/06/28	--	4,030,000.00	4,030,000.00	08/06/23
Totals							3,914,868.74	274,565.67	0.00				993,793,923.16	993,519,357.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,372,791.31	11,893,361.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	12,372,791.31	11,893,361.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,007,125.92	(80,107.96)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	5,007,125.92	(80,107.96)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,620,248.14	492,441.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,614,099.00	2,236,051.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,291,499.85	1,154,006.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,675,280.06	(479,145.32)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,221,083.60	429,465.92	01/01/23	05/31/23	--	0.00	0.00	162,255.60	803,250.00	392,426.71	0.00
7A3	5,221,083.60	429,465.92	01/01/23	05/31/23	--	0.00	0.00	19,316.15	76,250.00	0.00	0.00
8	(831,554.70)	(198,591.74)	01/01/23	03/31/23	11/07/22	3,949,525.85	366,857.00	60,130.26	2,623,039.00	1,835,682.10	0.00
8A	(831,554.70)	(198,591.74)	01/01/23	03/31/23	11/07/22	3,949,525.85	366,857.00	60,130.26	2,623,039.00	0.00	0.00
9	7,054,731.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,893,930.26	4,949,343.84	07/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,700,276.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,785,460.04	790,280.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	22,676,428.50	5,179,067.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2C2	22,676,428.50	5,179,067.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,944,826.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,713,744.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	845,714.95	0.00	--	--	05/08/23	9,514,939.75	836,347.77	50,058.40	2,112,204.72	96,714.67	0.00
17	1,801,319.00	1,801,322.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,963,790.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,448,060.99	398,426.13	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	985,409.09	259,799.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,121,932.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,184,356.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,266,634.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,817,383.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	688,556.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,226,127.58	1,150,475.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,117,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,384,207.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,822,411.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	715,869.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	765,178.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	497,014.53	369,018.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,050,708.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	614,435.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	746,885.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	554,460.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	335,892.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	565,378.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	163,705,014.51	47,568,408.53				17,413,991.45	1,570,061.77	351,890.66	8,237,782.72	2,324,823.48	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/11/23	0	0.00	0	0.00	5	110,200,000.00	4	119,013,250.12	0	0.00	0	0.00	0	0.00	0	0.00	4.574647%	4.559375%	53
07/12/23	0	0.00	0	0.00	5	110,200,000.00	4	119,029,998.33	0	0.00	0	0.00	0	0.00	0	0.00	4.574690%	4.559417%	54
06/12/23	0	0.00	2	47,000,000.00	3	63,200,000.00	3	53,548,368.97	0	0.00	0	0.00	0	0.00	0	0.00	4.574738%	4.559464%	55
05/12/23	2	47,000,000.00	0	0.00	3	63,200,000.00	3	53,564,957.03	0	0.00	0	0.00	0	0.00	0	0.00	4.574781%	4.559506%	56
04/12/23	0	0.00	0	0.00	3	63,200,000.00	3	53,583,173.37	0	0.00	1	31,500,000.00	0	0.00	0	0.00	4.574828%	4.559552%	57
03/10/23	0	0.00	0	0.00	3	63,200,000.00	3	53,599,602.71	0	0.00	0	0.00	0	0.00	0	0.00	4.574870%	4.559594%	58
02/10/23	0	0.00	1	21,200,000.00	2	42,000,000.00	3	53,621,085.65	0	0.00	0	0.00	0	0.00	0	0.00	4.574928%	4.559651%	59
01/12/23	0	0.00	1	21,200,000.00	3	53,637,342.10	3	53,637,342.10	0	0.00	0	0.00	0	0.00	0	0.00	4.574970%	4.559691%	60
12/12/22	0	0.00	0	0.00	3	53,653,524.42	2	42,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575006%	4.559727%	61
11/14/22	0	0.00	0	0.00	3	53,671,349.85	2	42,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575050%	4.559770%	62
10/13/22	0	0.00	0	0.00	3	53,687,377.09	2	42,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575087%	4.559806%	63
09/12/22	0	0.00	0	0.00	3	53,705,053.10	2	42,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575130%	4.559848%	64
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30299555	03/06/23	4	6	162,255.60	803,250.00	393,373.91	42,000,000.00	06/08/23	98
7A3	30299557	03/06/23	4	6	19,316.15	76,250.00	0.00	5,000,000.00	06/08/23	98
8	30314482	03/06/20	40	6	60,130.26	2,623,039.00	1,971,939.70	21,000,000.00	06/18/20	2		04/18/22
8A	30314518	03/06/20	40	6	60,130.26	2,623,039.00	0.00	21,000,000.00	06/18/20	2		04/18/22
16	30314492	11/06/22	8	6	50,058.40	2,112,204.72	121,198.72	21,200,000.00	07/07/20	2
Totals					351,890.66	8,237,782.72	2,486,512.33	110,200,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		128,000,000	128,000,000	0		0
49 - 60 Months		801,069,357	613,856,107	68,200,000		119,013,250
> 60 Months		64,450,000	64,450,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	993,519,357	883,319,357	0	0	68,200,000	42,000,000
Jul-23	993,793,923	883,593,923	0	0	68,200,000	42,000,000
Jun-23	994,091,907	883,891,907	0	47,000,000	21,200,000	42,000,000
May-23	994,364,149	884,164,149	47,000,000	0	21,200,000	42,000,000
Apr-23	994,659,893	931,459,893	0	0	21,200,000	42,000,000
Mar-23	994,929,829	931,729,829	0	0	21,200,000	42,000,000
Feb-23	995,272,731	932,072,731	0	21,200,000	0	42,000,000
Jan-23	995,540,177	920,702,835	0	21,200,000	11,637,342	42,000,000
Dec-22	995,792,677	942,139,153	0	0	11,653,524	42,000,000
Nov-22	996,044,567	942,373,217	0	0	11,671,350	42,000,000
Oct-22	996,274,526	942,587,149	0	0	11,687,377	42,000,000
Sep-22	996,524,519	942,819,466	0	0	11,705,053	42,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30314478	65,500,000.00	65,500,000.00	95,000,000.00	10/12/17	442,958.28	0.53000	03/31/23	02/06/28	(64)
7	30299555	42,000,000.00	42,000,000.00	127,000,000.00	01/22/18	406,455.56	0.28000	05/31/23	03/06/28	(64)
7A3	30299557	5,000,000.00	5,000,000.00	127,000,000.00	01/22/18	406,455.56	0.28000	05/31/23	03/06/28	(64)
8	30314482	21,000,000.00	21,000,000.00	45,000,000.00	04/20/22	(202,709.99)	(0.47000)	03/31/23	10/06/27	(64)
8A	30314518	21,000,000.00	21,000,000.00	45,000,000.00	04/20/22	(202,709.99)	(0.47000)	03/31/23	10/06/27	(64)
12	30299721	31,500,000.00	31,500,000.00	58,100,000.00	09/13/17	693,843.50	1.70000	03/31/23	04/06/28	(64)
16	30314492	21,200,000.00	21,200,000.00	15,350,000.00	02/23/23	760,004.95	0.71000	12/31/22	04/06/28	(64)
Totals		207,200,000.00	207,200,000.00	512,450,000.00		2,304,297.87

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30314478	MU	NY	05/03/23	13

Loan transferred to SS 5/3/23 for imminent monetary default after Brwr notified MS of its unwillingness to continue funding operating losses. The collateral is a mixed use (retail, office) building located in South Brooklyn, NY and declining occupancy and reduced rents has led to cash flow shortfalls. After extensive due diligence, SS issued default notice, accelerated the debt and filed both a foreclosure complaint and receivership pleadings. Borrower consented to the proposed

	receivership order which was presented to the judge at the hearing date 7/10/23. SS currently awaits the judge to sign the receivership order and will proceed with remedies. Occupancy 73%

7	30299555	OF	NY	06/08/23	98

Loan transferred to special servicing on 6/8/2023 for payment default. The loan is past due for the 4/6/2023 and subsequent payments. The Borrower has stated that the largest tenant (WeWork, 133,208/sf) has stopped paying rent and will not try to re-lease the vacant spaces. The subject property is a single, 18 story office building constructed in 1926 and maintained in overall average condition. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. Special Servicer and Borrower have executed a pre-negotiation letter and are in the process of starting workout discussions. An Appraisal and BOV’s have been

	ordered to determine value.

7A3	30299557	Various	Various	06/08/23	98

Loan transferred to special servicing on 6/8/2023 for payment default. The loan is past due for the 4/6/2023 and subsequent payments. The Borrower has stated that the largest tenant (WeWork, 133,208/sf) has stopped paying rent and will not try to re-lease the vacant spaces. The subject property is a single, 18 story office building constructed in 1926 and maintained in overall average condition. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. Special Servicer and Borrower have executed a pre-negotiation letter and are in the process of starting workout discussions. An Appraisal and BOV’s have been

	ordered to determine value.

8	30314482	RT	NY	06/18/20	2

Loan transferred to Special Servicing on 06/22/2020. The loan is secured by a 30,000sf retail property in Midtown Manhattan, which is 100% leased to a mix of health and fitness tenants, none of which have paid rent since April 2020. A pre-

negotiation letter has been executed, however, borrower and Lender have not been able to come to acceptable terms for a modification. Lender filed a Summons & Complaint in NY State Court on 4/18/2022, and also filed for appointment of a receiver. Borrower filed and answer in opposition to the complaint, and Lender filed a response to the Answer. The judge denied the receivership in December 2022, but granted the summary judgment order on 7/24/2023. Lender will determine

	what the best course of action is for the Loa n, being mindful of the legal process timing in NY.

8A	30314518	Various	Various	06/18/20	2

Loan transferred to Special Servicing on 06/22/2020. The loan is secured by a 30,000sf retail property in Midtown Manhattan, which is 100% leased to a mix of health and fitness tenants, none of which have paid rent since April 2020. A pre-

negotiation letter has been executed, however, borrower and Lender have not been able to come to acceptable terms for a modification. Lender filed a Summons & Complaint in NY State Court on 4/18/2022, and also filed for appointment of a receiver. Borrower filed and answer in opposition to the complaint, and Lender filed a response to the Answer. The judge denied the receivership in December 2022, but granted the summary judgment order on 7/24/2023. Lender will determine

	what the best course of action is for the Loa n, being mindful of the legal process timing in NY.

12	30299721	LO	CA	05/28/21	8
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30314492	MU	CA	07/07/20	2

Loan transferred to Special Servicing on 7/7/2020 due to payment default. Borrower and Lender have closed a forbearance agreement. However, China Live has stopped paying rent and the Borrower has defaulted on the forbearance agreement. Lender is reviewing enforcement options while Borrower is pursuing eviction and damages from China Live.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	04/30/20	05/06/20	05/14/20
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2	30314477	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/15/21	05/11/21
2A	30314504	38,000,000.00	4.84000%	38,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2A	30314504	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/01/21	05/11/21
5	30314481	63,000,000.00	4.63350%	63,000,000.00	4.63350%	10	12/03/20	05/06/20	12/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312998	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
9	30314484	0.00	4.84500%	0.00	4.84500%	10	08/13/21	10/01/20	09/13/21
12	30299721	31,500,000.00	5.10000%	31,500,000.00	5.10000%	8	10/02/20	08/06/20	10/07/20
12	30299721	0.00	5.10000%	0.00	5.10000%	8	03/09/23	02/22/23	03/09/23
16	30314492	0.00	4.99700%	0.00	4.99700%	8	05/06/22	06/06/20	07/11/22
28	30299858	10,000,000.00	4.58600%	10,000,000.00	4.58600%	8	07/10/20	07/10/20	07/16/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	05/14/20	05/06/20	05/19/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	07/06/20	10/19/20	10/27/20
29	30314505	0.00	4.61600%	0.00	4.61600%	8	03/22/21	03/08/21	03/22/21
Totals		242,500,000.00		242,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	454.86	0.00	0.00	0.00	0.00	0.00	5.48	0.00	0.00	0.00
7	0.00	0.00	9,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,520.83	0.00	0.00	13,967.83	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	4,520.83	0.00	0.00	13,967.83	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(4,210.68)	0.00	0.00	0.00	0.00	0.00	189.04	0.00	0.00	0.00
16	0.00	0.00	4,563.89	0.00	0.00	40,901.55	0.00	0.00	1,116.58	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,037.73	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	319.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,967.79	0.00	319.90	68,837.21	0.00	0.00	2,348.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		91,473.73

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Supplemental Notes
None

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